Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net income (loss)	$ (525,166)	$ (37,157)	$ 126,230
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	278,949	275,901	243,457
Amortization of deferred revenue	(46,829)	(67,053)	(86,276)
Amortization of deferred costs	11,689	13,945	25,951
Amortization of deferred financing costs	24,889	18,786	11,278
Amortization of debt discount	940	1,279	1,015
Write-off of deferred financing costs	30,846		5,965
Loss from construction contract rescission			38,084
Deferred income taxes	7,409	15,494	9,840
Share-based compensation expense	6,819	7,094	12,534
Gain on debt extinguishment		(36,233)
Other-than-temporary impairment of available-for-sale securities	6,829
Reorganization items	5,315
Changes in operating assets and liabilities:
Accounts receivable	53,713	73,428	62,977
Materials and supplies	6,187	2,564	(2,583)
Prepaid expenses and other assets	(20,457)	(29,276)	(10,840)
Accounts payable and accrued expenses	38,214	(24,843)	(18,712)
Deferred revenue	5,780	35,175	3,226
Net cash provided by (used in) operating activities	(114,873)	249,104	422,146
Cash flow from investing activities:
Capital expenditures	(36,645)	(52,625)	(181,458)
Purchase of available-for-sale securities	(6,000)
Net cash used in investing activities	(42,645)	(52,625)	(181,458)
Cash flow from financing activities:
Payments for shares issued under share-based compensation plan	(199)	(89)	(536)
Proceeds from long-term debt		450,000	315,000
Payments on long-term debt	(146,473)	(110,832)	(581,083)
Payments for financing costs	(4,530)	(25,423)	(4,070)
Purchases of treasury shares			(21,760)
Net cash provided by (used in) financing activities	(151,202)	313,656	(292,449)
Increase (decrease in cash and cash equivalents	(308,720)	510,135	(51,761)
Cash, cash equivalents and restricted cash, beginning of period	626,168	116,033	167,794
Cash, cash equivalents and restricted cash, end of period	$ 317,448	$ 626,168	$ 116,033